Accounts Receivable - Schedule of Accounts Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jun. 06, 2018	Dec. 31, 2017
Successor [Member]
Less: allowance for doubtful accounts	$ (693)	$ (5,800)
Total	62,636
Successor [Member] | Trade Receivables [Member]
Accounts receivables, gross	$ 63,329
Predecessor [Member]
Less: allowance for doubtful accounts			$ (4,106)
Total			50,037
Predecessor [Member] | Trade Receivables [Member]
Accounts receivables, gross			$ 54,143